NOTE 13. RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
NOTE 13. RELATED PARTY TRANSACTIONS	NOTE 13. RELATED PARTY TRANSACTIONS The Company had $390,000 other receivable from a related party, which was written off as other expense for the year ended December 31, 2012.